Document and Entity Information	9 Months Ended
	Dec. 31, 2011	Jan. 30, 2012
Document and Entity Information
Entity Registrant Name	Alkermes plc.
Entity Central Index Key	0001520262
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		129,736,507
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3